LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		¥ 4,000
Total equity investments without readily determinable fair values, net		22,992		¥ 27,000
Equity method investments
Impairment of equity method investments		(524)		(524)
Total equity method investments, net		18,868		19,183
Total long-term investments		41,860	$ 5,896	46,183
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[1]	11,992		12,000
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]	15,000		15,000
Impairment of equity investments without readily determinable fair values		0		0	¥ 13,000
Companies providing hockey program management
Equity method investments
Total equity method investments, net	[3]	2,257		2,156
A company providing Internet product solutions
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		0		0	¥ 0
Equity method investments
Total equity method investments, net		¥ 17,135		¥ 17,551

[1]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of shares in the education company. No impairment loss was recognized as of December 31, 2021, 2022 and 2023, and for the years then ended.
[2]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized impairment loss of nil, nil and RMB4,000 for the years ended December 31 2021, 2022 and 2023, respectively. The Company written off impairment balance of 13,000, nil and nil for the years ended December 31 2021, 2022 and 2023, respectively.
[3]	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2021, 2022 and 2023, and for the years then ended.